Dec. 06, 2024
YieldMax(TM) MARA Option Income Strategy ETF | YieldMax(TM) MARA Option Income Strategy ETF
MARO
YieldMax(TM) MARA Option Income Strategy ETF

Supplement to the Prospectus and Statement of Additional Information (“SAI”),

each dated August 5, 2024

Effective immediately, all references to Marathon Digital Holdings, Inc. in the Fund’s Prospectus and SAI are hereby replaced with MARA Holdings, Inc.